WILMINGTON FUNDS

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

July 2, 2012

Filing Desk

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Wilmington Funds (the “Registrant”)

               File No. 33-20673; 811-5514

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated June 15, 2012 to the Prospectus dated August 31, 2011, relating to the Wilmington Maryland Municipal Bond Fund, Wilmington New York Municipal Bond Fund, Wilmington Pennsylvania Municipal Bond Fund and Wilmington Virginia Municipal Bond Fund series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on June 15, 2012 (Accession Number: 0001193125-12-272090).

Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
Secretary of the Wilmington Funds

cc:    Alison Fuller, Stradley Ronon Stevens & Young, LLP

Jeff Seling, Wilmington Trust Investment Advisors, Inc.